Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Revenue [abstract]
Summary of Disaggregation of Our Overall Revenues
The table below provides a disaggregation of revenues for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Cloud and subscription services(1)	$187,552	$112,439
Managed professional services	4,003	4,609
	191,555	117,048
Software license(2)	746	—
Professional services	1,365	309
Other	3,645	3,427
	$197,311	$120,784
(1)Cloud and subscription services include revenue derived from cloud services, term-based subscription licenses, and maintenance services.
(2)Software license includes revenue derived from on-premises perpetual software licenses.
13. REVENUE (Continued)
Summary of a Reconciliation of Deferred Revenue Balances to Invoiced Billings
The following table provides a reconciliation of deferred revenue for the years ended June 30, 2022 and 2021:

	Year ended June 30,
	2022	2021
Balance, beginning of year	$160,182	$142,604
Billings	232,113	138,362
Acquired (note 3)	15,487	—
Revenue recognized	(197,311)	(120,784)
Balance, end of year	210,471	160,182
Less: current portion	(133,852)	(93,303)
	$76,619	$66,879

Summary of Deferred Revenue to be Recognized	Deferred revenue is scheduled to be recognized in the years ended June 30, as follows:

2023	$133,852
2024	45,327
2025	21,667
2026	7,077
2027	2,276
Thereafter	272
$210,471